Commitments and Contingencies (Details)						1 Months Ended			12 Months Ended
	Jun. 01, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Feb. 20, 2024 shares	Dec. 31, 2023 CNY (¥)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Oct. 30, 2023 CNY (¥)	Mar. 31, 2018 CNY (¥)
Commitments and Contingencies [Line Items]
Shares to apex (in Shares) | shares				95,269,762
Aggregate amount of payment						¥ 919,000,000
Other fees						721,000,000
Aggregate to repay						723,000,000
Actual frozen amount (in Dollars) | $	$ 902,000,000
China [Member]
Commitments and Contingencies [Line Items]
Other fees						525,000,000
Hebei Defense Biological Products Supply Center [Member]
Commitments and Contingencies [Line Items]
Payment amount									¥ 2,465,807
Compensation received									1,636,755
Balance compensation									¥ 829,052
Research and development services						198,000,000
Hebei Defense Biological Products Supply Center [Member] | China [Member]
Commitments and Contingencies [Line Items]
Research and development services						198,000,000
Shenyang Baimu Technology Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Payment amount								¥ 2,180,000
Aoxing Pharmaceutical Equipment [Member]
Commitments and Contingencies [Line Items]
Payment amount					¥ 155,000
Refund amount					¥ 1,860,000
Liaoning Yisheng [Member]
Commitments and Contingencies [Line Items]
Payment amount		¥ 164,141	$ 522,716
Interest		¥ 28,314	$ 34,400
Kaifeng Arbitration [Member]
Commitments and Contingencies [Line Items]
Sought an arbitration award (in Dollars) | $							$ 83,000,000
Kaifeng Arbitration [Member] | Beijing Yisheng [Member]
Commitments and Contingencies [Line Items]
Principal debt						¥ 59,000,000